Note 6 - Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term lease liability	$ 9,815	$ 9,288
Long-term lease liability	23,948	$ 33,805
Bareboat Charter Lease Payments [Member]
2022	12,084
2023	10,220
2024	10,038
2025	6,777
Total	39,119
Less imputed interest	(5,356)
Total Lease Liability	33,763
Short-term lease liability	9,815
Long-term lease liability	23,948
Time Charter Receipts [Member]
2022	36,054
2023	30,296
2024	8,851
Total	$ 75,201